UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Avenue, 39th Floor
           New York, NY  10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212)  201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     Chief Financial Officer            5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      574,168
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    28-10829              Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2.    28-10380              Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3.    28-13170              Remy W. Trafelet
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN AXLE & MFG HLDGS IN COM              024061103    3,901   390,900 SH       DEFINED    1, 2, 3    390,900      0    0
ASHLAND INC NEW              COM              044209104    3,182    60,300 SH       DEFINED    1, 2, 3     60,300      0    0
ASSURED GUARANTY LTD         COM              G0585R106   27,753 1,263,200 SH       DEFINED    1, 2, 3  1,263,200      0    0
ASSURED GUARANTY LTD         COM              G0585R106   39,546 1,800,000     CALL DEFINED    1, 2, 3  1,800,000      0    0
BALTIC TRADING LIMITED       COM              Y0553W103    9,593   708,000 SH       DEFINED    1, 2, 3    708,000      0    0
BOISE INC                    COM              09746Y105   19,886 3,244,000 SH       DEFINED    1, 2, 3  3,244,000      0    0
BPW ACQUISITION CORP         *W EXP 02/26/201 055637110    4,950 3,000,000 SH       DEFINED    1, 2, 3  3,000,000      0    0
BPW ACQUISITION CORP         COM              055637102    8,964   720,000 SH       DEFINED    1, 2, 3    720,000      0    0
CALAVO GROWERS INC           COM              128246105    7,116   390,124 SH       DEFINED    1, 2, 3    390,124      0    0
CELESTICA INC                SUB VTG SHS      15101Q108    4,546   415,900 SH       DEFINED    1, 2, 3    415,900      0    0
CHINA-BIOTICS INC            COM              16937B109    2,855   159,400 SH       DEFINED    1, 2, 3    159,400      0    0
CONSOL ENERGY INC            COM              20854P109    2,440    57,200 SH       DEFINED    1, 2, 3     57,200      0    0
DRYSHIPS INC                 SHS              Y2109Q101    4,631   793,000 SH       DEFINED    1, 2, 3    793,000      0    0
ENERGYSOLUTIONS INC          COM              292756202    2,982   463,700 SH       DEFINED    1, 2, 3    463,700      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    3,027   240,800 SH       DEFINED    1, 2, 3    240,800      0    0
GILDAN ACTIVEWEAR INC        COM              375916103    2,887   109,800 SH       DEFINED    1, 2, 3    109,800      0    0
HARTFORD FINL SVCS GROUP INC COM              416515104    7,747   272,600 SH       DEFINED    1, 2, 3    272,600      0    0
ICONIX BRAND GROUP INC       COM              451055107   13,114   853,767 SH       DEFINED    1, 2, 3    853,767      0    0
JARDEN CORP                  COM              471109108   14,015   421,000 SH       DEFINED    1, 2, 3    421,000      0    0
LIBBEY INC                   COM              529898108    3,323   270,365 SH       DEFINED    1, 2, 3    270,365      0    0
LTX-CREDENCE CORP            COM              502403108   11,607 3,856,111 SH       DEFINED    1, 2, 3  3,856,111      0    0
MAIDEN HOLDINGS LTD          SHS              G5753U112   20,687 2,799,271 SH       DEFINED    1, 2, 3  2,799,271      0    0
MATTSON TECHNOLOGY INC       COM              577223100    2,285   500,000 SH       DEFINED    1, 2, 3    500,000      0    0
MGIC INVT CORP WIS           COM              552848103   39,305 3,582,924 SH       DEFINED    1, 2, 3  3,582,924      0    0
NATIONAL OILWELL VARCO INC   COM              637071101   12,044   296,786 SH       DEFINED    1, 2, 3    296,786      0    0
PLUM CREEK TIMBER CO INC     COM              729251108    1,097    28,200 SH       DEFINED    1, 2, 3     28,200      0    0
QUESTAR CORP                 COM              748356102    3,637    84,200 SH       DEFINED    1, 2, 3     84,200      0    0
QWEST COMMUNICATIONS INTL IN COM              749121109    4,698   900,000 SH       DEFINED    1, 2, 3    900,000      0    0
RADIAN GROUP INC             COM              750236101   53,245 3,404,442 SH       DEFINED    1, 2, 3  3,404,442      0    0
RADIOSHACK CORP              COM              750438103    6,051   267,400 SH       DEFINED    1, 2, 3    267,400      0    0
RESOLUTE ENERGY CORP         COM              76116A108   19,588 1,617,500 SH       DEFINED    1, 2, 3  1,617,500      0    0
RITE AID CORP                COM              767754104    1,239   825,900 SH       DEFINED    1, 2, 3    825,900      0    0
RRI ENERGY INC               COM              74971X107    6,762 1,832,507 SH       DEFINED    1, 2, 3  1,832,507      0    0
SANMINA SCI CORP             COM NEW          800907206   39,917 2,419,215 SH       DEFINED    1, 2, 3  2,419,215      0    0
SCHWEITZER-MAUDUIT INTL INC  COM              808541106   13,675   287,534 SH       DEFINED    1, 2, 3    287,534      0    0
SOLUTIA INC                  COM NEW          834376501   41,350 2,566,699 SH       DEFINED    1, 2, 3  2,566,699      0    0
TNS INC                      COM              872960109   39,331 1,763,719 SH       DEFINED    1, 2, 3  1,763,719      0    0
VIRGIN MEDIA INC             COM              92769L101   64,818 3,755,381 SH       DEFINED    1, 2, 3  3,755,381      0    0
WESTERN LIBERTY BANCORP      COM              961443108    6,374   910,545 SH       DEFINED    1, 2, 3    910,545      0    0


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